Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Summary of Inventories

(CAD$ in millions)	December 31, 2020	December 31, 2019
Supplies	$757	$721
Raw materials	197	271
Work in process	592	491
Finished products	410	573
	1,956	2,056
Less long-term portion (Note 14)	(84)	(75)
	$1,872	$1,981